Document And Entity Information	Mar. 01, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	Blackrock Capital Investment Corporation
Entity Central Index Key	0001326003
Entity Emerging Growth Company	false
Securities Act File Number	814-00712
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2725151
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BKCC
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	40 East 52nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022